Cover	Dec. 22, 2021
Cover [Abstract]
Entity Registrant Name	Viking Energy Group, Inc.
Entity Central Index Key	0001102432
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	false
Document Period End Date	Dec. 22, 2021
Entity File Number	000-29219
Entity Incorporation State Country Code	NV
Entity Tax Identification Number	98-0199508
Entity Address Address Line 1	15915 Katy Freeway
Entity Address Address Line 2	Suite 450
Entity Address City Or Town	Houston
Entity Address State Or Province	TX
Entity Address Postal Zip Code	77094
City Area Code	281
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Local Phone Number	404-4387